Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of May 2013

Collection Period Start	1-May-13	Distribution Date	17-Jun-13
Collection Period End	31-May-13	30/360 Days	30
Beg. of Interest Period	15-May-13	Actual/360 Days	33
End of Interest Period	17-Jun-13

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,338,405,600.85	967,459,581.46	931,777,822.37	0.6961849
Total Securities		1,338,405,600.85	967,459,581.46	931,777,822.37	0.6961849
Class A-1 Notes	0.343780%	170,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.680000%	150,000,000.00	89,716,194.18	79,011,666.46	0.5267444
Class A-2b Notes	0.359200%	350,000,000.00	209,337,786.43	184,360,555.06	0.5267444
Class A-3 Notes	0.980000%	380,000,000.00	380,000,000.00	380,000,000.00	1.0000000
Class A-4 Notes	1.130000%	60,870,000.00	60,870,000.00	60,870,000.00	1.0000000
Certificates	0.000000%	227,535,600.85	227,535,600.85	227,535,600.85	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	10,704,527.73	50,839.18	71.3635182	0.3389279
Class A-2b Notes	24,977,231.36	68,927.96	71.3635182	0.1969370
Class A-3 Notes	0.00	310,333.33	0.0000000	0.8166667
Class A-4 Notes	0.00	57,319.25	0.0000000	0.9416667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	35,681,759.09	487,419.72

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				14,215,971.25
Monthly Interest				5,301,461.82
Total Monthly Payments				19,517,433.07

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				543,025.24
Aggregate Sales Proceeds Advance				6,318,047.36
Total Advances				6,861,072.60

Vehicle Disposition Proceeds:
Reallocation Payments				13,745,652.03
Repurchase Payments				0.00
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				13,561,868.55
Excess Wear and Tear and Excess Mileage				62,794.96
Remaining Payoffs				0.00
Net Insurance Proceeds				681,009.05
Residual Value Surplus				570,524.72
Total Collections				55,000,354.98

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	13,170,251.03			892
Involuntary Repossession	215,707.00			13
Voluntary Repossession	292,851.00			18
Full Termination	-			-
Bankruptcy	66,843.00			3
Insurance Payoff		670,411.27		34
Customer Payoff			60,960.42	3
Grounding Dealer Payoff			8,786,706.25	418
Dealer Purchase			3,501,403.59	157
Total	13,745,652.03	670,411.27	12,349,070.26	1,538

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of May 2013

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	54,876	1,172,052,603.17	7.00000%	967,459,581.46
Total Depreciation Received		(15,156,081.98)		(13,529,911.29)
Principal Amount of Gross Losses	(66)	(1,416,314.56)		(1,165,050.42)
Repurchase / Reallocation	0	-		-
Early Terminations	(617)	(10,868,277.36)		(8,873,323.06)
Scheduled Terminations	(694)	(14,461,914.14)		(12,113,474.32)
Pool Balance - End of Period	53,499	1,130,150,015.13		931,777,822.37

Remaining Pool Balance
Lease Payment				217,259,273.50
Residual Value				714,518,548.87
Total				931,777,822.37

III. DISTRIBUTIONS

Total Collections					55,000,354.98
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					55,000,354.98

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					651,749.99
3. Reimbursement of Sales Proceeds Advance					8,535,443.81
4. Servicing Fee:
Servicing Fee Due					806,216.32
Servicing Fee Paid					806,216.32
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					9,993,410.12

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					50,839.18

Class A-2 Notes Monthly Interest Paid					50,839.18
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					68,927.96

Class A-2 Notes Monthly Interest Paid					68,927.96
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					310,333.33

Class A-3 Notes Monthly Interest Paid					310,333.33
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of May 2013

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	57,319.25

Class A-4 Notes Monthly Interest Paid	57,319.25
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	487,419.72
Total Note and Certificate Monthly Interest Paid	487,419.72
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	44,519,525.14

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	35,681,759.09

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	35,681,759.09
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	8,837,766.05

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of May 2013

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		6,692,028.00
Required Reserve Account Amount		20,076,084.01
Beginning Reserve Account Balance		20,076,084.01
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		20,076,084.01
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		8,837,766.05
Gross Reserve Account Balance		28,913,850.06
Remaining Available Collections Released to Seller		8,837,766.05
Total Ending Reserve Account Balance		20,076,084.01

V. POOL STATISTICS

Weighted Average Remaining Maturity		12.30
Monthly Prepayment Speed		105%
Lifetime Prepayment Speed		76%

	$	units
Recoveries of Defaulted and Casualty Receivables	1,397,815.39
Securitization Value of Defaulted Receivables and Casualty Receivables	1,165,050.42	66
Aggregate Defaulted and Casualty Gain (Loss)	232,764.97
Pool Balance at Beginning of Collection Period	967,459,581.46
Net Loss Ratio	0.0241%

Cumulative Net Losses for all Periods	-0.0927%	(1,241,317.94)

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	5,747,323.87	340
61-90 Days Delinquent	1,145,912.60	68
91-120+ Days Delinquent	336,579.48	20
Total Delinquent Receivables:	7,229,815.95	428
60+ Days Delinquencies as Percentage of Receivables	0.15%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	13,170,251.03	885
Securitization Value	13,119,061.94
Aggregate Residual Gain (Loss)	51,189.09

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	53,823,501.88	3,318
Cumulative Securitization Value	53,561,498.36
Cumulative Residual Gain (Loss)	262,003.52

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		9,788,919.72
Reimbursement of Outstanding Advance		8,535,443.81
Additional Advances for current period		6,318,047.36
Ending Balance of Residual Advance		7,571,523.27

Beginning Balance of Payment Advance		1,587,153.15
Reimbursement of Outstanding Payment Advance		651,749.99
Additional Payment Advances for current period		543,025.24
Ending Balance of Payment Advance		1,478,428.40

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of May 2013

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No